Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000016814
Account Value [Line Items]
Accumulated Value		$ 9,725		$ 9,665		$ 9,554		$ 9,157		$ 9,269		$ 9,319		$ 9,369		$ 9,382		$ 9,445		$ 9,596		$ 9,570		$ 9,645			$ 9,720		$ 9,667		$ 9,691		$ 9,650		$ 9,751		$ 9,632		$ 9,591		$ 9,614		$ 9,586		$ 9,700		$ 9,711		$ 9,721		$ 9,732		$ 9,664		$ 9,582		$ 9,660		$ 9,765		$ 9,829		$ 9,881		$ 10,026		$ 10,065		$ 10,224		$ 10,263		$ 10,342		$ 10,515		$ 10,432		$ 10,442		$ 10,467		$ 10,491		$ 10,679		$ 10,842		$ 10,257		$ 10,073		$ 10,375		$ 10,482		$ 10,659		$ 10,598		$ 10,593		$ 10,587		$ 10,765		$ 10,836		$ 10,930		$ 10,752		$ 10,816		$ 10,924		$ 10,988		$ 11,039		$ 11,132		$ 11,081		$ 10,972		$ 10,964		$ 11,073		$ 11,086		$ 10,738		$ 10,673		$ 10,310		$ 9,931		$ 10,043	$ 9,813	$ 10,120	$ 9,888	$ 9,446	$ 9,320	$ 9,828	$ 9,837	$ 10,150	$ 9,902	$ 10,048	$ 10,073	$ 10,006	$ 10,093	$ 10,133	$ 9,989	$ 9,674	$ 9,498	$ 10,147	$ 10,453	$ 10,432	$ 10,459	$ 10,485	$ 10,338	$ 10,365	$ 10,551	$ 10,641	$ 10,715	$ 10,838	$ 10,672	$ 10,844	$ 10,677	$ 10,688	$ 10,812	$ 10,645	$ 10,527	$ 10,457	$ 10,519	$ 10,433	$ 10,528	$ 10,822	$ 10,984	$ 11,032	$ 11,014	$ 11,063	$ 11,246	$ 10,992	$ 11,143	$ 11,192	$ 11,343	$ 11,104	$ 11,068
C000016816
Account Value [Line Items]
Accumulated Value		10,000		9,931		9,823		9,406		9,516		9,561		9,608		9,614		9,673		9,823		9,803		9,861			9,931		9,870		9,888		9,840		9,938		9,809		9,761		9,791		9,743		9,853		9,858		9,862		9,880		9,791		9,702		9,788		9,875		9,934		9,981		10,136		10,169		10,310		10,343		10,416		10,585		10,494		10,498		10,516		10,533		10,717		10,874		10,292		10,086		10,383		10,484		10,656		10,587		10,575		10,562		10,734		10,799		10,886		10,701		10,759		10,859		10,917		10,960		11,046		10,988		10,872		10,857		10,959		10,950		10,612		10,540		10,172		9,790		9,910	9,660	9,958	9,722	9,293	9,162	9,644	9,661	9,949	9,713	9,851	9,855	9,782	9,876	9,894	9,761	9,445	9,251	9,882	10,176	10,165	10,184	10,188	10,053	10,057	10,232	10,313	10,395	10,508	10,324	10,485	10,316	10,319	10,450	10,264	10,159	10,085	10,122	10,048	10,134	10,412	10,562	10,602	10,561	10,618	10,788	10,536	10,658	10,715	10,853	10,616	10,559
C000016817
Account Value [Line Items]
Accumulated Value		10,000		9,940		9,840		9,433		9,550		9,591		9,645		9,673		9,740		9,885		9,874		9,940			10,019		9,980		9,993		9,967		10,060		9,952		9,898		9,937		9,896		10,030		10,030		10,056		10,069		10,001		9,905		10,001		10,112		10,167		10,223		10,389		10,432		10,599		10,641		10,711		10,894		10,823		10,837		10,850		10,891		11,090		11,247		10,655		10,466		10,782		10,896		11,082		11,021		11,018		10,999		11,201		11,278		11,378		11,180		11,249		11,379		11,448		11,488		11,603		11,537		11,441		11,420		11,551		11,552		11,206		11,124		10,747		10,354		10,489	10,234	10,558	10,317	9,873	9,742	10,276	10,288	10,602	10,360	10,516	10,544	10,459	10,569	10,613	10,464	10,135	9,936	10,636	10,944	10,941	10,971	11,001	10,848	10,862	11,059	11,156	11,254	11,385	11,213	11,379	11,206	11,237	11,370	11,195	11,073	11,002	11,052	10,981	11,067	11,396	11,570	11,622	11,588	11,660	11,855	11,590	11,733	11,805	11,967	11,717	11,664
C000223770
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value	$ 1,000,000		$ 1,006,770		$ 1,015,653		$ 998,007		$ 1,004,203		$ 1,015,756		$ 1,021,961		$ 1,025,520		$ 1,034,421		$ 1,029,895		$ 1,021,341		$ 1,019,460			$ 1,029,796		$ 1,031,246		$ 1,000,419		$ 993,093		$ 959,416		$ 924,295		$ 936,341		$ 913,622		$ 942,499		$ 921,049		$ 881,342		$ 869,683		$ 915,946		$ 917,014		$ 946,459		$ 924,845		$ 938,748		$ 939,834		$ 933,717		$ 943,479		$ 946,031		$ 934,124		$ 903,358		$ 887,048		$ 948,040		$ 977,006		$ 976,693		$ 979,410		$ 980,603		$ 968,497		$ 969,708		$ 987,322		$ 995,971		$ 1,004,690		$ 1,016,409		$ 999,574		$ 1,015,866		$ 1,000,426		$ 1,001,646		$ 1,015,037		$ 997,955		$ 988,574		$ 980,703		$ 986,706		$ 978,788		$ 987,983		$ 1,017,406		$ 1,031,357		$ 1,037,610		$ 1,034,553		$ 1,039,357		$ 1,058,357		$ 1,034,701		$ 1,047,484		$ 1,053,929		$ 1,068,362		$ 1,046,034		$ 1,041,277
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,950		9,846		9,479		9,590		9,653		9,720		9,741		9,812		9,968		9,932		10,012			10,088		10,037		10,062		10,008		10,112		9,993		9,963		10,000		9,964		10,079		10,087		10,112		10,138		10,072		10,010		10,121		10,242		10,319		10,375		10,539		10,578		10,724		10,764		10,850		11,022		10,933		10,953		10,980		11,014		11,212		11,356		10,944		10,807		11,151		11,242		11,432		11,378		11,381		11,346		11,518		11,588		11,662		11,476		11,547		11,644		11,679		11,711		11,808		11,764		11,680		11,645		11,745		11,764		11,442		11,401		11,031		10,726		10,885	10,707	10,990	10,749	10,336	10,250	10,730	10,761	11,070	10,819	11,059	11,034	10,939	11,048	11,092	10,932	10,612	10,521	11,189	11,449	11,391	11,406	11,405	11,264	11,231	11,403	11,507	11,598	11,712	11,542	11,741	11,570	11,628	11,743	11,544	11,451	11,459	11,530	11,507	11,607	11,876	12,023	12,050	12,061	12,174	12,326	12,040	12,178	12,223	12,341	12,113	12,085
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	1,000,000		1,006,100		1,012,511		996,424		1,002,569		1,010,978		1,013,994		1,016,778		1,025,211		1,021,449		1,014,078		1,011,113			1,019,721		1,021,366		993,408		989,849		957,761		931,270		945,104		929,625		954,187		933,275		897,455		889,991		931,619		934,286		961,123		939,390		960,233		958,039		949,737		959,251		963,046		949,182		921,363		913,522		971,514		994,094		989,017		990,287		990,256		977,992		975,123		990,070		999,094		1,006,974		1,016,926		1,002,098		1,019,408		1,004,567		1,009,602		1,019,612		1,002,332		994,257		994,895		1,001,089		999,067		1,007,751		1,031,089		1,043,877		1,046,271		1,047,213		1,057,041		1,070,215		1,045,358		1,057,328		1,061,276		1,071,505		1,051,670		1,049,265
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,939		9,823		9,444		9,555		9,630		9,686		9,705		9,773		9,936		9,903		9,990			10,052		10,005		10,037		9,984		10,093		9,972		9,940		9,985		9,944		10,078		10,082		10,105		10,137		10,059		9,990		10,094		10,205		10,272		10,323		10,492		10,538		10,693		10,729		10,819		10,994		10,912		10,932		10,956		10,988		11,185		11,330		10,934		10,817		11,183		11,248		11,441		11,365		11,362		11,330		11,505		11,553		11,608		11,398		11,476		11,567		11,599		11,629		11,726		11,687		11,600		11,567		11,671		11,694		11,347		11,313		10,936		10,619		10,798	10,631	10,931	10,697	10,301	10,234	10,705	10,739	11,029	10,778	11,013	10,985	10,894	11,001	11,046	10,918	10,605	10,513	11,156	11,407	11,361	11,374	11,360	11,214	11,180	11,337	11,438	11,534	11,651	11,492	11,674	11,524	11,540	11,668	11,469	11,349	11,371	11,453	11,441	11,556	11,814	11,957	11,992	11,997	12,115	12,249	11,959	12,072	12,119	12,229	12,019	12,001
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		10,000		9,939		9,823		9,444		9,555		9,630		9,686		9,705		9,773		9,936		9,903		9,990			10,052		10,005		10,037		9,984		10,093		9,972		9,940		9,985		9,944		10,078		10,082		10,105		10,137		10,059		9,990		10,094		10,205		10,272		10,323		10,492		10,538		10,693		10,729		10,819		10,994		10,912		10,932		10,956		10,988		11,185		11,330		10,934		10,817		11,183		11,248		11,441		11,365		11,362		11,330		11,505		11,553		11,608		11,398		11,476		11,567		11,599		11,629		11,726		11,687		11,600		11,567		11,671		11,694		11,347		11,313		10,936		10,619		10,798	10,631	10,931	10,697	10,301	10,234	10,705	10,739	11,029	10,778	11,013	10,985	10,894	11,001	11,046	10,918	10,605	10,513	11,156	11,407	11,361	11,374	11,360	11,214	11,180	11,337	11,438	11,534	11,651	11,492	11,674	11,524	11,540	11,668	11,469	11,349	11,371	11,453	11,441	11,556	11,814	11,957	11,992	11,997	12,115	12,249	11,959	12,072	12,119	12,229	12,019	12,001
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,939		$ 9,823		$ 9,444		$ 9,555		$ 9,630		$ 9,686		$ 9,705		$ 9,773		$ 9,936		$ 9,903		$ 9,990			$ 10,052		$ 10,005		$ 10,037		$ 9,984		$ 10,093		$ 9,972		$ 9,940		$ 9,985		$ 9,944		$ 10,078		$ 10,082		$ 10,105		$ 10,137		$ 10,059		$ 9,990		$ 10,094		$ 10,205		$ 10,272		$ 10,323		$ 10,492		$ 10,538		$ 10,693		$ 10,729		$ 10,819		$ 10,994		$ 10,912		$ 10,932		$ 10,956		$ 10,988		$ 11,185		$ 11,330		$ 10,934		$ 10,817		$ 11,183		$ 11,248		$ 11,441		$ 11,365		$ 11,362		$ 11,330		$ 11,505		$ 11,553		$ 11,608		$ 11,398		$ 11,476		$ 11,567		$ 11,599		$ 11,629		$ 11,726		$ 11,687		$ 11,600		$ 11,567		$ 11,671		$ 11,694		$ 11,347		$ 11,313		$ 10,936		$ 10,619		$ 10,798	$ 10,631	$ 10,931	$ 10,697	$ 10,301	$ 10,234	$ 10,705	$ 10,739	$ 11,029	$ 10,778	$ 11,013	$ 10,985	$ 10,894	$ 11,001	$ 11,046	$ 10,918	$ 10,605	$ 10,513	$ 11,156	$ 11,407	$ 11,361	$ 11,374	$ 11,360	$ 11,214	$ 11,180	$ 11,337	$ 11,438	$ 11,534	$ 11,651	$ 11,492	$ 11,674	$ 11,524	$ 11,540	$ 11,668	$ 11,469	$ 11,349	$ 11,371	$ 11,453	$ 11,441	$ 11,556	$ 11,814	$ 11,957	$ 11,992	$ 11,997	$ 12,115	$ 12,249	$ 11,959	$ 12,072	$ 12,119	$ 12,229	$ 12,019	$ 12,001
DWS Index: Bloomberg California Exempt Municipal Bond Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,004,009		$ 1,008,795		$ 990,475		$ 997,293		$ 1,005,234		$ 1,007,988		$ 1,010,616		$ 1,019,028		$ 1,015,586		$ 1,008,092		$ 1,005,242			$ 1,014,235		$ 1,016,220		$ 986,088		$ 983,107		$ 950,390		$ 922,834		$ 938,409		$ 923,856		$ 949,910		$ 929,576		$ 895,216		$ 889,383		$ 930,253		$ 933,244		$ 958,443		$ 936,654		$ 957,069		$ 954,657		$ 946,674		$ 956,055		$ 959,921		$ 948,831		$ 921,583		$ 913,600		$ 969,445		$ 991,324		$ 987,293		$ 988,398		$ 987,169		$ 974,550		$ 971,574		$ 985,212		$ 993,983		$ 1,002,294		$ 1,012,506		$ 998,710		$ 1,014,542		$ 1,001,463		$ 1,002,852		$ 1,013,979		$ 996,678		$ 986,244		$ 988,181		$ 995,331		$ 994,280		$ 1,004,242		$ 1,026,650		$ 1,039,120		$ 1,042,103		$ 1,042,597		$ 1,052,835		$ 1,064,474		$ 1,039,286		$ 1,049,069		$ 1,053,146		$ 1,062,725		$ 1,044,448		$ 1,042,915